Convertible Note (Details) - Schedule of Table Presents a Roll Forward of the Fair Value of the Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Table Presents ARoll Forward Of The Fair Value Of The Notes Abstract
Fair value at the beginning of the period
Additions	1,847	$ 50
Change in fair value reported in statement of comprehensive loss	1,753
Conversion to the Company’s common stock	(3,600)
Fair value at the end of the period